Supplement to the
Spartan® Total Market Index Fund,
Spartan Extended Market Index Fund, and
Spartan International Index Fund
April 29, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of the funds.

SIF-06-01 June 22, 2006
1.717993.125

Supplement to the

Spartan® Total Market Index Fund,

Spartan Extended Market Index Fund, and

Spartan International Index Fund

Funds of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2006

Amitabh Dugar no longer serves as a portfolio manager of the funds.

SIFB-06-01 June 22, 2006
1.718587.118

Supplement to the
Spartan® U.S. Equity Index Fund
April 29, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of the fund.

UEI-06-01 June 22, 2006
1.717991.118

Supplement to the

Spartan® U.S. Equity Index Fund

Fidelity Concord Street Trust

A Fund of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2006

Amitabh Dugar no longer serves as a portfolio manager of the fund.

UEIB-06-01 June 22, 2006
1.720027.117